Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Summary Of Significant Accounting Policies (Textual)
Offering costs related to public offering	$ 2,460,000
Underwriter's compensation	1,200,000
Advances to underwriter	25,000
Number of private placement warrants	3,266,667
Deferred Underwriting Compensation		800,000
Unit issued in public offering	4,000,000	4,000,000
Tangible asset minimum threshold amount		5,000,001
Proceeds subject to possible redemption of 3,431,943 ordinary shares at redemption value, Shares		3,431,943
Trust account liability condition		Julio Gutierrez, the Company's chairman and initial shareholder, has agreed that he will be liable to the Company, if and to the extent any claims by any party reduce the amount in the Trust Account to below $10.15 per share except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the Securities Act). Moreover, in the event an executed waiver is deemed to be unenforceable against a third party, Mr. Gutierrez will not be responsible to the extent of any liability for such third party claims.
Interest expense or penalties recognized